Net Defined Benefit Liabilities - Summary of Post-Employment Benefits Recognized in Profit Or Loss (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details Of Postemployment Benefits Recognized In Profit Or Loss [Abstract]
Current service cost		₩ 216,612	₩ 199,882	₩ 249,099
Past service cost		0	0	3,669
Net interest expense on net defined benefit liabilities		(13,662)	(23,046)	2,485
Gains on settlement		(1,751)	55	(1,859)
Post-employment benefits	[1]	201,199	176,891	253,394
Postemployment Benefit Expense Defined Benefit Plans Recognized As Insurance Service Expense		20,326	18,308	27,486
Postemployment Benefit Expense Defined Benefit Plans Recognized As Other Operating Expense		3,302	2,824	3,520
Postemployment Benefit Expense Defined Benefit Plans Recognized As Prepayments		₩ 90	₩ 189	₩ 137

[1]	Includes post-employment benefits amounting to ￦ 27,486 million and ￦ 18,308 million recognized as insurance service expenses for the years ended December 31, 2022 and 2023 and ￦ 3,194 million, ￦ 3,520 million and ￦ 2,824 recognized as other operating expenses for the years ended December 31, 2021, 2022, 2023 and ￦ 137 million and ￦ 189 million recognized as prepayment for the years ended December 31, 2022 and 2023.